CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Share capital CNY (¥)	Share capital USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Other reserves CNY (¥)	Other reserves USD ($)	Accumulated losses CNY (¥)	Accumulated losses USD ($)	Total CNY (¥)	Total USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Warrant outstanding CNY (¥)	Warrant outstanding USD ($)	Treasury shares CNY (¥)		Treasury shares USD ($) [3]	CNY (¥)		USD ($)
Balance (in Dollars)	¥ 146,730		¥ 6,358,600		¥ (35,201)		¥ (6,031,255)		¥ 438,874											¥ 438,874
Balance at Dec. 31, 2022	146,730		6,358,600		(35,201)		(6,031,255)		438,874											438,874
Balance at Dec. 31, 2023	165,183		7,196,341		(65,699)		(7,338,168)		(47,039)		¥ 3,434		¥ (4,696)							(43,605)
Comprehensive loss
Net loss for the year							(1,306,913)		(1,306,913)		(237)									(1,307,150)
Other comprehensive income loss					(30,498)				(30,498)											(30,498)
Total comprehensive loss for the year					(30,498)		(1,306,913)		(1,337,411)		(237)									(1,337,648)
Transactions with equity holders:
Issuance of shares, net	7,175		128,247						130,726				(4,696)							130,726
Share-based payments from the Company			393,825						393,825											393,825
Share-based payments from the controlling shareholder			5,251						5,251											5,251
Conversion of convertible bonds to shares	7,807		311,528						319,335											319,335
Exercise of options	3,471		(1,110)						2,361											2,361
Capital contributions from non-controlling shareholders											4,279									4,279
Non-controlling interests arising from business combination											(608)									(608)
Balance (in Dollars)	165,183		7,196,341		(65,699)		(7,338,168)		(47,039)		3,434		(4,696)							(43,605)
Balance at Dec. 31, 2024	186,678		7,389,684		(97,194)		(8,251,652)		(754,455)		321		(4,696)		¥ 29,587		¥ (6,862)			(754,134)
Comprehensive loss
Net loss for the year							(913,484)		(913,484)		(958)									(914,442)
Other comprehensive income loss					(31,495)				(31,495)											(31,495)
Total comprehensive loss for the year					(31,495)		(913,484)		(944,979)		(958)									(945,937)
Transactions with equity holders:
Issuance of shares, net	3,380		1,145						34,112						29,587					34,112	[1]
Share-based payments from the Company			161,231						161,231											161,231
Share-based payments from the controlling shareholder			(810)						(810)											(810)
Conversion of convertible bonds to shares	1,982		27,803						29,785											29,785	[2]
Exercise of options	16,133		(8,159)						7,974											7,974
Capital contributions from non-controlling shareholders			12,133						12,133		(2,333)									9,800
Acquisition of treasury shares									(6,862)								(6,862)			(6,862)
Disposal of subsidiaries											178									178
Balance (in Dollars)	186,678		7,389,684		(97,194)		(8,251,652)		(754,455)		321		(4,696)		29,587		(6,862)			(754,134)
Balance at Dec. 31, 2025	239	$ 34	7,818,000	$ 1,117,960	47,162	$ 6,744	(8,690,607)	$ (1,242,740)	(933,983)	$ (133,558)	41,309	$ 5,907	(138,363)	$ (19,787)	29,587	$ 4,231	(1)		$ 0	(892,674)		$ (127,651)
Comprehensive loss
Net loss for the year							(438,955)		(438,955)		(11,012)									(449,967)		(64,345)
Other comprehensive income loss					144,356				144,356											144,356		20,643
Total comprehensive loss for the year					144,356		(438,955)		(294,599)		(11,012)									(305,611)		(43,702)
Transactions with equity holders:
Issuance of shares, net	232,977		33,209						132,519				(133,667)				(133,667)	[1]		132,519	[1]
Share-based payments from the Company			(18,239)						(18,239)											(18,239)
Share-based payments from the controlling shareholder			734						734											734
Exercise of options	4,557		(4,500)						57											57
Capital contributions from non-controlling shareholders											52,000									52,000
Reduction of par value	(423,973)		417,112														6,861
Balance (in Dollars)	¥ 239	$ 34	¥ 7,818,000	$ 1,117,960	¥ 47,162	$ 6,744	¥ (8,690,607)	$ (1,242,740)	¥ (933,983)	$ (133,558)	¥ 41,309	$ 5,907	¥ (138,363)	$ (19,787)	¥ 29,587	$ 4,231	¥ (1)		$ 0	¥ (892,674)		$ (127,651)

[1]	In March 2024, the Company issued to certain institutional investors 47,619,050 Class A ordinary shares together with warrants to purchase up to 47,619,050 Class A ordinary shares through a private placement for a total net proceeds of approximately RMB34.1 million, after deducting commissions and other offering expenses. The warrants were exercisable beginning six months following the date of issuance and will expire five years from the initial exercise date. The Company also issued warrants to initially purchase up to 2,380,950 Class A ordinary shares to a financial advisor in connection with this registered direct offering.
[2]	During the year ended December 31, 2024, the Company issued 27,888,690 Class A ordinary shares upon the conversion of certain convertible bonds issued to LMR in aggregate (Note 18).
[3]	Representing an amount with an absolute value of less than US$1,000 (including negative amounts).